Operating segments - Summary of Underlying EBITDA (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ 23,902	$ 21,197	$ 18,136
Impairment charges	(1,272)	(3,487)	(132)
(Gains)/losses on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	6	(260)	279
Net (losses)/gains on consolidation and disposal of interests in businesses	0	(291)	4,622
Change in closure estimates (non-operating and fully impaired sites)	(401)	0	(376)
Gain on sale of wharf and land in Kitimat, Canada	0	0	602
Change in other exclusions	0	(171)	0
Items excluded from underlying EBITDA	(1,667)	(4,209)	4,995
Depreciation and amortisation in subsidiaries and equity accounted units	(4,650)	(4,925)	(4,559)
Taxation and finance items in equity accounted units	(443)	(296)	(372)
Finance items	(1,751)	(648)	(33)
Profit before taxation	15,391	11,119	18,167
Other Operations
Disclosure of operating segments [Line Items]
Underlying EBITDA	0	(77)	(70)
Product group
Disclosure of operating segments [Line Items]
Underlying EBITDA	24,713	22,132	19,319
Central pension costs, share-based payments and insurance
Disclosure of operating segments [Line Items]
Underlying EBITDA	72	59	(128)
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(133)	(183)	(272)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(500)	(496)	(552)
Exploration and evaluation not attributed to product groups
Disclosure of operating segments [Line Items]
Underlying EBITDA	(250)	(315)	(231)
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Underlying EBITDA	24,807	22,218	19,389
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Underlying EBITDA	18,837	16,098	11,378
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,152	2,285	3,095
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,172	2,073	2,776
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Underlying EBITDA	1,646	1,762	2,140
Inter-segment transactions
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ (94)	$ (9)	$ 0